Risk management - Credit Risk from Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit risk
Credit risk decrease percentage	3.00%
Nonperforming
Credit risk
Credit risk with customers	€ 28,104
Non-performing rate (as a percent)	3.38%
Percentage decrease in non-performing loans (NPLs)	(16.00%)
Percentage decrease in non-performing loans ratio	0.55%
Allowance account for credit losses of financial assets	€ 8,997
Percentage decrease in provision for credit losses	5.50%
Percentage of decrease in cost of credit	0.06%
Decrease in nonperforming coverage ratio percent	(5.50%)
Cost of credit	1.12%
Total Grupo excluding Banco Popular
Credit risk
Credit risk with customers	€ 832,655	€ 855,510	€ 850,909
Coverage rate (as a percent)	70.80%	73.80%	73.10%
Total Grupo excluding Banco Popular | Nonperforming
Credit risk
Non-performing rate (as a percent)	3.38%	3.93%	4.36%
Banco Santander S.A.
Credit risk
Credit risk with customers	€ 920,968	€ 855,510	€ 850,909
Coverage rate (as a percent)	65.20%	73.80%	73.10%
Banco Santander S.A. | Nonperforming
Credit risk
Non-performing rate (as a percent)	4.08%	3.93%	4.36%
Banco Popular Espanol, S.A.
Credit risk
Credit risk with customers	€ 88,313
Coverage rate (as a percent)	48.70%
Banco Popular Espanol, S.A. | Nonperforming
Credit risk
Non-performing rate (as a percent)	10.75%
Continental Europe
Credit risk
Credit risk with customers	€ 337,768	€ 331,706	€ 321,395
Coverage rate (as a percent)	58.00%	60.00%	64.20%
Percentage of credit risk diversification	41.00%
Continental Europe | Nonperforming
Credit risk
Non-performing rate (as a percent)	4.50%	5.92%	7.27%
Continental Europe | Santander Consumer Finance, S.A.
Credit risk
Credit risk with customers	€ 92,589	€ 88,061	€ 76,688
Coverage rate (as a percent)	101.40%	109.10%	109.10%
Continental Europe | Santander Consumer Finance, S.A. | Nonperforming
Credit risk
Non-performing rate (as a percent)	2.50%	2.68%	3.42%
Continental Europe | Spain
Credit risk
Credit risk with customers	€ 172,176	€ 172,974	€ 173,032
Coverage rate (as a percent)	45.90%	48.30%	48.10%
Continental Europe | Spain | Nonperforming
Credit risk
Non-performing rate (as a percent)	4.72%	5.41%	6.53%
Percentage decrease in non-performing loans ratio	0.69%
Continental Europe | Portugal
Credit risk
Credit risk with customers	€ 32,816	€ 30,540	€ 31,922
Coverage rate (as a percent)	59.10%	63.70%	99.00%
Continental Europe | Portugal | Nonperforming
Credit risk
Non-performing rate (as a percent)	5.71%	8.81%	7.46%
Continental Europe | Poland
Credit risk
Credit risk with customers	€ 24,391	€ 21,902	€ 20,951
Coverage rate (as a percent)	68.20%	61.00%	64.00%
Continental Europe | Poland | Nonperforming
Credit risk
Non-performing rate (as a percent)	4.57%	5.42%	6.30%
United Kingdom
Credit risk
Credit risk with customers	€ 247,625	€ 255,049	€ 282,182
Coverage rate (as a percent)	32.00%	32.90%	38.20%
Percentage of credit risk diversification	30.00%
United Kingdom | Nonperforming
Credit risk
Non-performing rate (as a percent)	1.33%	1.41%	1.52%
Latin America
Credit risk
Credit risk with customers	€ 165,683	€ 173,150	€ 151,302
Coverage rate (as a percent)	84.60%	87.30%	79.00%
Percentage of credit risk diversification	20.00%
Latin America | Nonperforming
Credit risk
Non-performing rate (as a percent)	4.50%	4.81%	4.96%
Latin America | Brazil
Credit risk
Credit risk with customers	€ 83,076	€ 89,572	€ 72,173
Non-performing rate (as a percent)	5.29%
Coverage rate (as a percent)	92.60%	93.10%	83.70%
Percentage decrease in non-performing loans ratio	0.61%
Latin America | Brazil | Nonperforming
Credit risk
Non-performing rate (as a percent)	5.29%	5.90%	5.98%
Latin America | Mexico
Credit risk
Credit risk with customers	€ 28,939	€ 29,682	€ 32,463
Coverage rate (as a percent)	97.50%	103.80%	90.60%
Latin America | Mexico | Nonperforming
Credit risk
Non-performing rate (as a percent)	2.69%	2.76%	3.38%
Latin America | Chile
Credit risk
Credit risk with customers	€ 40,406	€ 40,864	€ 35,213
Coverage rate (as a percent)	58.20%	59.10%	53.90%
Latin America | Chile | Nonperforming
Credit risk
Non-performing rate (as a percent)	4.96%	5.05%	5.62%
Latin America | Argentina
Credit risk
Credit risk with customers	€ 8,085	€ 7,318	€ 6,328
Coverage rate (as a percent)	100.10%	142.30%	194.20%
Latin America | Argentina | Nonperforming
Credit risk
Non-performing rate (as a percent)	2.50%	1.49%	1.15%
United States
Credit risk
Credit risk with customers	€ 77,190	€ 91,709	€ 90,727
Coverage rate (as a percent)	170.20%	214.40%	225.00%
Percentage of credit risk diversification	9.00%
United States | Nonperforming
Credit risk
Non-performing rate (as a percent)	2.79%	2.28%	2.13%
United States | Santander Bank, National Association
Credit risk
Credit risk with customers	€ 44,237	€ 54,040	€ 54,089
Coverage rate (as a percent)	102.20%	99.60%	114.50%
United States | Santander Bank, National Association | Nonperforming
Credit risk
Non-performing rate (as a percent)	1.21%	1.33%	1.16%
United States | Santander Consumer USA Holdings Inc.
Credit risk
Credit risk with customers	€ 24,079	€ 28,590	€ 28,280
Coverage rate (as a percent)	212.90%	328.00%	337.10%
United States | Santander Consumer USA Holdings Inc. | Nonperforming
Credit risk
Non-performing rate (as a percent)	5.86%	3.84%	3.66%
United States | Puerto Rico
Credit risk
Credit risk with customers	€ 2,944	€ 3,843	€ 3,924
Coverage rate (as a percent)	55.20%	54.40%	48.50%
United States | Puerto Rico | Nonperforming
Credit risk
Non-performing rate (as a percent)	7.13%	7.13%	6.96%